United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end:            July 31, 2009

Date of reporting period:         April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (93.59%)
AMUSEMENT AND RECREATION SERVICES (0.53%)
Bally Technologies, Inc.	9,575	[1]	$250,673

APPAREL AND ACCESSORY STORES (1.07%)
Limited Brands, Inc.	21,200		242,104
Urban Outfitters, Inc.	13,300	[1]	259,217

			501,321
BUSINESS SERVICES (7.43%)
Adobe Systems Inc.	10,900	[1]	298,115
Automatic Data Processing, Inc.	7,600		267,520
eBay Inc.	13,555	[1]	223,251
Microsoft Corp.	59,753		1,210,596
Oracle Corp.	45,090		872,041
Symantec Corp.	35,583	[1]	613,807

			3,485,330
CHEMICALS AND ALLIED PRODUCTS (13.68%)
Abbott Laboratories	12,450		521,032
Amgen Inc.	7,590	[1]	367,887
Biogen Idec Inc.	3,200	[1]	154,688
Charles River Laboratories International, Inc.	9,300	[1]	257,145
Colgate-Palmolive Co.	6,375		376,125
Dow Chemical Co. (The)	4,890		78,240
E. I. du Pont de Nemours and Co.	17,765		495,643
Johnson & Johnson	18,739		981,174
K-V Pharmaceutical Co.-Class A	15,150	[1]	21,210
Mylan Inc.	27,870	[1]	369,277
Pfizer Inc.	75,674		1,011,005
Procter & Gamble Co. (The)	17,650		872,616
Schering-Plough Corp.	19,940		459,019
Teva Pharmaceutical Industries Ltd.	10,334		453,559

			6,418,620
COMMUNICATIONS (3.10%)
AT&T Inc.	20,105		515,090
Comcast Corp.-Class A	16,137		249,478
Sprint Nextel Corp.	19,593	[1]	85,425
Time Warner Cable Inc.	2,810		90,566
Verizon Communications Inc.	16,870		511,836

			1,452,395
DEPOSITORY INSTITUTIONS (2.21%)
Bank of America Corp.	18,272		163,169
Bank of New York Mellon Corp. (The)	7,827		199,432
Citigroup Inc.	25,389		77,436
New York Community Bancorp, Inc.	29,770		336,699
PNC Financial Services Group, Inc. (The)	393		15,602
U.S. Bancorp	10,922		198,999
Wells Fargo & Co.	2,373		47,484

			1,038,821
EATING AND DRINKING PLACES (0.51%)
Sonic Corp.	22,100	[1]	241,332

ELECTRIC, GAS AND SANITARY SERVICES (3.50%)
Atmos Energy Corp.	15,103		373,195
CMS Energy Corp.	31,400		377,428
Integrys Energy Group, Inc.	11,392		300,863
Pepco Holdings, Inc.	13,530		161,683
Pinnacle West Capital Corp.	9,900		271,062
Waste Management, Inc.	6,000		160,020

			1,644,251

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.15%)
Cisco Systems, Inc.	50,200	[1]	969,864
Emerson Electric Co.	5,800		197,432
Energy Conversion Devices, Inc.	14,400	[1]	264,672
First Solar, Inc.	900	[1]	168,561
General Electric Co.	74,125		937,681
Helen of Troy Ltd.	12,088	[1]	192,804
Intel Corp.	25,100		396,078
QUALCOMM Inc.	5,400		228,528

			3,355,620
FABRICATED METAL PRODUCTS (0.93%)
Illinois Tool Works Inc.	13,310		436,568

FOOD AND KINDRED PRODUCTS (2.95%)
Coca-Cola Co. (The)	7,660		329,763
Coca-Cola FEMSA, S.A.B. de C.V.	4,200		165,228
H.J. Heinz Co.	5,500		189,310
Kraft Foods Inc.	9,600		224,640
McCormick & Company, Inc.	7,200		212,040
PepsiCo, Inc.	5,235		260,494

			1,381,475
FOOD STORES (0.65%)
Kroger Co. (The)	13,998		302,637

FORESTRY (0.49%)
Weyerhaeuser Co.	6,520		229,895

GENERAL MERCHANDISE STORES (2.76%)
Target Corp.	10,180		420,027
Wal-Mart Stores, Inc.	17,335		873,684

			1,293,711
HOLDING AND OTHER INVESTMENT OFFICES (1.85%)
Adams Express Co. (The)	33,617		273,979
Alcon, Inc.	2,150		197,822
H&Q Life Sciences Investors	48,813		396,850

			868,651
INDUSTRIAL MACHINERY AND EQUIPMENT (5.40%)
3M Co.	7,060		406,656
Apple Inc.	3,900	[1]	490,737
EMC Corp.	67,200	[1]	842,016
Hewlett-Packard Co.	5,870		211,203
Ingersoll-Rand Co. Ltd.-Class A	15,875		345,599
Sigma Designs, Inc.	18,300	[1]	236,436

			2,532,647
INSTRUMENTS AND RELATED PRODUCTS (3.14%)
Agilent Technologies, Inc.	12,000	[1]	219,120
Becton, Dickinson and Co.	6,346		383,806
Bio-Rad Laboratories, Inc.	3,600	[1]	250,884
Danaher Corp.	2,900		169,476
Mettler-Toledo International Inc.	3,700	[1]	228,031
Stryker Corp.	5,770		223,357

			1,474,674
INSURANCE AGENTS, BROKERS AND SERVICE (0.71%)
Arthur J. Gallagher & Co.	14,850		333,828

INSURANCE CARRIERS (2.86%)
Allstate Corp. (The)	6,225		145,229
American Equity Investment Life Holding Co.	34,900		196,487
CIGNA Corp.	11,400		224,694
EMC Insurance Group Inc.	15,791		357,824
Lincoln National Corp.	3,605		40,520
MBIA Inc.	6,644	[1]	31,426
MetLife, Inc.	10,170		302,557
Protective Life Corp.	4,740		40,622

			1,339,359
LEATHER AND LEATHER PRODUCTS (0.54%)
Coach, Inc.	10,300	[1]	252,350

METAL MINING (3.54%)
Barrick Gold Corp.	31,792		925,147
Goldcorp Inc.	6,200		170,624

Newmont Mining Corp.	14,000		563,360

			1,659,131
MOTION PICTURES (1.07%)
Time Warner Inc.	11,196		244,409
Walt Disney Co. (The)	11,790		258,201

			502,610
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.78%)
United Parcel Service, Inc.-Class B	7,005		366,642

NON-DEPOSITORY CREDIT INSTITUTIONS (0.05%)
SLM Corp.	4,440	[1]	21,445

OIL AND GAS EXTRACTION (7.86%)
Anadarko Petroleum Corp.	10,200		439,212
Apache Corp.	7,100		517,306
Baker Hughes Inc.	6,300		224,154
Devon Energy Corp.	5,400		279,990
Exterran Holdings, Inc.	5,600	[1]	115,640
Helmerich & Payne, Inc.	15,200		468,464
Noble Corp.	11,800		322,494
Occidental Petroleum Corp.	9,830		553,331
Rowan Companies, Inc.	11,200		174,832
Transocean Ltd.	3,000	[1]	202,440
Weatherford International Ltd.	17,600	[1]	292,688
Whiting Petroleum Corp.	3,000	[1]	98,280

			3,688,831
PAPER AND ALLIED PRODUCTS (1.47%)
Kimberly-Clark Corp.	14,025		689,188

PERSONAL SERVICES (0.97%)
Cintas Corp.	8,070		207,076
Service Corp. International	55,000		249,150

			456,226
PETROLEUM AND COAL PRODUCTS (4.35%)
Chevron Corp.	15,500		1,024,550
ConocoPhillips	12,228		501,348
Exxon Mobil Corp.	5,600		373,352
Valero Energy Corp.	7,200		142,848

			2,042,098
PRIMARY METAL INDUSTRIES (0.00%)
Olympic Steel, Inc.	100		1,834

RAILROAD TRANSPORTATION (0.39%)
Union Pacific Corp.	3,720		182,801

RETAIL-DRUG AND PROPRIETARY STORES (0.90%)
Walgreen Co.	13,400		421,162

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.23%)
Bed Bath & Beyond Inc.	8,390	[1]	255,224
GameStop Corp.-Class A	10,600	[1]	319,696

			574,920
RETAIL-JEWELRY STORES (0.51%)
Tiffany & Co.	8,200		237,308

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.47%)
Tupperware Brands Corp.	8,900		222,767

SECURITY AND COMMODITY BROKERS (2.32%)
Franklin Resources, Inc.	4,100		247,968
Janus Capital Group Inc.	24,900		249,747
NASDAQ OMX Group, Inc. (The)	12,700	[1]	244,221
SEI Investments Co.	24,650		345,839

			1,087,775
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.90%)
Quest Diagnostics Inc.	8,200		420,906

TOBACCO PRODUCTS (0.70%)
Philip Morris International Inc.	9,045		327,429

TRANSPORTATION EQUIPMENT (3.42%)
Federal Signal Corp.	17,200	133,644
Genuine Parts Co.	6,800	230,928
Honeywell International Inc.	20,860	651,041
ITT Corp.	14,340	588,083

		1,603,696
WHOLESALE TRADE-DURABLE GOODS (0.54%)
BorgWarner Inc.	8,700	251,865

WHOLESALE TRADE-NONDURABLE GOODS (0.66%)
Sysco Corp.	13,235	308,773

Total Common Stocks (Cost $59,421,271)		43,901,565

SHORT-TERM INVESTMENTS (6.94%)
MONEY MARKET MUTUAL FUND (2.67%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,253,958)	1,253,958	1,253,958

	Principal Amount
COMMERCIAL PAPER (2.03%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.20%, due 5/01/09	$450,000	450,000
Chevron Corp., 0.24%, due 5/08/09	500,000	500,000

Total Commercial Paper (Cost $950,000)		950,000

UNITED STATES GOVERNMENT AGENCIES (2.24%)
Federal Home Loan Bank, due 5/5/09	500,000	499,989
Federal Home Loan Bank, due 5/12/09	550,000	549,983

Total United States Government Agencies (Cost $1,049,972)		1,049,972

Total Short-Term Investments (Cost $3,253,930)		3,253,930

Total Investments (Cost $62,675,201) (100.53%)		47,155,495

OTHER ASSETS LESS LIABILITIES (-0.53%)
Cash, receivables, prepaid expense and other assets, less liabilities		(249,408)

Total Net Assets (100.00%)		$46,906,087

[1]	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,643,325
Unrealized Depreciation	(17,392,545)

Net Unrealized Appreciation (Depreciation)	(15,749,220)

Cost for federal income tax purposes	$62,904,715

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$45,155,523
Level 2	1,999,972
Level 3	-

Total	$47,155,495

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Principal Amount		Value
CORPORATE BONDS (38.01%)
CHEMICALS AND ALLIED PRODUCTS (3.95%)
Pfizer Inc., 5.35%, due 03/15/15	$500,000		$539,485

DEPOSITORY INSTITUTIONS (6.27%)
Comerica Bank, 5.20%, due 08/22/17	300,000		198,846
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000		283,767
Huntington National Bank, 5.50%, due 02/15/16	300,000		210,261
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	[1]	163,155
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000		400

			856,429
ELECTRIC, GAS AND SANITARY SERVICES (11.94%)
NorthWestern Corp., 144A, 6.34%, due 04/01/19	300,000	[1]	290,244
Oglethorpe Power Corp., 6.974%, due 06/30/11	231,000		245,673
PacifiCorp, 6.90%, due 11/15/11	500,000		542,450
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000		552,400

			1,630,767
FOOD AND KINDRED PRODUCTS (1.50%)
Diageo plc, 4.375%, due 05/03/10	200,000		205,072

FOOD STORES (1.12%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	150,000		153,204

INSURANCE CARRIERS (2.05%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000		177,855
SunAmerica Inc., 8.125%, due 04/28/23	300,000		101,670

			279,525
OIL AND GAS EXTRACTION (1.66%)
Burlington Resources Inc., 9.125%, due 10/01/21	200,000		226,380

TOBACCO PRODUCTS (5.51%)
UST Inc., 7.25%, due 06/01/09	750,000		752,348

TRANSPORTATION - BY AIR (3.22%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	506,667		439,761

TRANSPORTATION EQUIPMENT (0.79%)
Ford Motor Co., 9.215%, due 09/15/21	200,000		107,618

Total Corporate Bonds (Cost $6,259,807)			5,190,589

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (1.51%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.08%, due 08/01/39	500,000		205,984

Total Commercial Mortgage Pass-Through Certificates (Cost $494,663)			205,984

MORTGAGE-BACKED SECURITIES (50.93%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (10.96%)
3023 Class TG, 5.50%, due 08/01/35	109,382		111,717
3051 Class MY, 5.50%, due 10/01/25	400,000		397,968
Pool # A53146, 5.50%, due 10/01/36	230,427		238,700
Pool # A69436, 6.00%, due 12/01/37	372,005		388,321
Pool # G02562, 6.00%, due 01/01/37	343,815		359,588

			1,496,294
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (9.41%)
Pool # 257306, 5.50%, due 08/01/38	885,009		916,842
Pool # 906224, 5.50%, due 01/01/37	354,848		368,189

			1,285,031

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (30.56%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000		526,774
Pool # 1512, 7.50%, due 12/01/23	23,420		25,245
Pool # 2631, 7.00%, due 08/01/28	12,349		13,207
Pool # 2658, 6.50%, due 10/01/28	32,155		34,361
Pool # 2698, 5.50%, due 01/01/29	53,170		55,526
Pool # 2701, 6.50%, due 01/01/29	37,831		40,430
Pool # 2796, 7.00%, due 08/01/29	14,378		15,402
Pool # 3039, 6.50%, due 02/01/31	4,047		4,321
Pool # 3188, 6.50%, due 01/01/32	43,103		45,944
Pool # 3239, 6.50%, due 05/01/32	30,726		32,752
Pool # 3261, 6.50%, due 07/01/32	30,686		32,709
Pool # 3320, 5.50%, due 12/01/32	318,205		331,244
Pool # 3333, 5.50%, due 01/01/33	216,946		225,757
Pool # 3375, 5.50%, due 04/01/33	65,612		68,277
Pool # 3390, 5.50%, due 05/01/33	301,168		313,399
Pool # 3403, 5.50%, due 06/01/33	342,665		356,582
Pool # 3458, 5.00%, due 10/01/33	458,976		476,110
Pool # 3499, 5.00%, due 01/01/34	230,332		238,835
Pool # 3556, 5.50%, due 05/01/34	175,068		182,060
Pool # 3623, 5.00%, due 10/01/34	577,212	[3]	598,520
Pool # 22630, 6.50%, due 08/01/28	16,169		17,279
Pool # 643816, 6.00%, due 07/01/25	218,264		229,405
Pool # 782604, 5.50%, due 03/01/39	297,118	[2]	309,043

			4,173,182

Total Mortgage-Backed Securities (Cost $6,661,983)			6,954,507

SHORT-TERM INVESTMENTS (11.26%)
UNITED STATES GOVERNMENT AGENCIES (8.06%)
Federal Home Loan Bank, due 05/12/09	600,000		599,982
Federal Home Loan Mortgage Corp., due 05/04/09	500,000		499,991

Total United States Government Agencies (Cost $1,099,973)			1,099,973

	Shares Held
MONEY MARKET MUTUAL FUND (3.20%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $436,942)	436,942		436,942

Total Short-Term Investments (Cost $1,536,915)			1,536,915

Total Investments (Cost $14,953,368) (101.71%)			13,887,995

OTHER ASSETS LESS LIABILITIES (-1.71%)
Cash, receivables, prepaid expense and other assets, less liabilities			(234,012)

Total Net Assets (100.00%)			$13,653,983

[1]	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/09, the carrying value of each unit was 32.631, representing $163,155 or 1.19% of total net assets. NorthWestern Corp. was purchased at 99.933 on 03/23/09. As of 04/30/09, the carrying value of each unit was 96.748, representing $290,244 or 2.13% of the total net assets. As of 04/30/09, the carrying value of all restricted securities was $453,399 or 3.32% of total net assets.

[2]	Firm Commitment to purchase on 05/19/09.
[3]	Trade restricted and held in segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$483,112
Unrealized Depreciation	(1,548,485)

Net Unrealized Appreciation (Depreciation)	(1,065,373)

Cost for federal income tax purposes	$14,953,368

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$436,942
Level 2	13,451,053
Level 3	-

Total	$13,887,995

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (1.51%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000		$147,280

	Principal Amount
CORPORATE BONDS (85.38%)
APPAREL AND ACCESSORY STORES (4.98%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000		484,140

CHEMICALS AND ALLIED PRODUCTS (5.84%)
Chemtura Corp., 6.875%, due 06/01/16	300,000		156,000
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000		273,702
NOVA Chemicals Corp., 7.875%, due 09/15/25	200,000		137,388

			567,090
DEPOSITORY INSTITUTIONS (1.68%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	[1]	163,155

ELECTRIC, GAS AND SANITARY SERVICES (19.64%)
Avista Corp., 5.95%, due 06/01/18	300,000		259,137
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000		408,045
Entergy Corp., 6.18%, due 03/01/35	300,000		235,986
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	269,000		264,446
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000		317,832
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000		220,960
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	192,674		200,726

			1,907,132
FOOD STORES (3.13%)
Safeway Inc., 7.45%, due 09/15/27	300,000		303,714

FURNITURE AND FIXTURES (2.03%)
Steelcase Inc., 6.50%, due 08/15/11	200,000		197,124

HOLDING AND OTHER INVESTMENT OFFICES (14.49%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000		128,469
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000		177,977
HRPT Properties Trust, 6.25%, due 08/15/16	425,000		294,720
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000		163,382
Realty Income Corp., 6.75%, due 08/15/19	500,000		385,050
Rouse Company LP (The), 5.375%, due 11/26/13	500,000		257,590

			1,407,188
INSURANCE CARRIERS (2.16%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000		210,000

MOTION PICTURES (2.10%)
Time Warner Inc., 8.375%, due 03/15/23	200,000		203,752

OIL AND GAS EXTRACTION (3.20%)
Nabors Industries Ltd., 144A, 9.25%, due 01/15/19	300,000	[1]	310,698

PAPER AND ALLIED PRODUCTS (11.06%)
AbitiBowater Inc., 9.375%, due 12/15/21	400,000		49,880
Cascades Inc., 7.25%, due 02/15/13	500,000		397,500
Potlatch Corp., 9.125%, due 12/01/09	600,000		626,958

			1,074,338

PIPELINES (3.66%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000		355,004

TRANSPORTATION - BY AIR (2.21%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	299,353		214,678

WATER TRANSPORTATION (9.20%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000		351,740
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	[1]	541,830

			893,570

Total Corporate Bonds (Cost $10,802,414)			8,291,583

MORTGAGE-BACKED SECURITIES (4.80%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	164,073		167,576
3051 Class MY, 5.50%, due 10/01/25	300,000		298,476

Total Mortgage-Backed Securities (Cost $456,952)			466,052

SHORT-TERM INVESTMENTS (6.55%)
UNITED STATES GOVERNMENT AGENCIES (2.06%)
Federal Home Loan Mortgage Corp., due 05/04/09 (Cost $199,997)	200,000		199,997

	Shares Held
MONEY MARKET MUTUAL FUND (4.49%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $435,996)	435,996		435,996

Total Short-Term Investments (Cost $635,993)			635,993

Total Investments (Cost $12,095,359) (98.24%)			9,540,908

OTHER ASSETS LESS LIABILITIES (1.76%)
Cash, receivables, prepaid expense and other assets, less liabilities			170,481

Total Net Assets (100.00%)			$9,711,389

[1]	Restricted securities:

Nabors Industries Ltd. was purchased at 99.998 on 01/07/09. As of 04/30/09, the carrying value of each unit was 103.566, representing $310,698 or 3.20% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/09, the carrying value of each unit was 32.631, representing $163,155 or 1.68% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 04/30/09, the carrying value of each unit was 108.366, representing $541,830 or 5.58% of total net assets.

As of 04/30/09, the carrying value of all restricted securities was $1,015,683 or 10.46% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$192,891
Unrealized Depreciation	(2,747,342)

Net Unrealized Appreciation (Depreciation)	(2,554,451)

Cost for federal income tax purposes	$12,095,359

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$583,276
Level 2	8,957,632
Level 3	-

Total	$9,540,908

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (62.69%)
APPAREL AND ACCESSORY STORES (1.08%)
Limited Brands, Inc.	14,700		$167,874
Urban Outfitters, Inc.	9,200	[1]	179,308

			347,182
BUSINESS SERVICES (2.96%)
Automatic Data Processing, Inc.	4,500		158,400
eBay Inc.	4,000	[1]	65,880
Microsoft Corp.	25,100		508,526
Oracle Corp.	11,520		222,797

			955,603
CHEMICALS AND ALLIED PRODUCTS (10.44%)
Abbott Laboratories	10,400		435,240
Amgen Inc.	1,900	[1]	92,093
Colgate-Palmolive Co.	3,635		214,465
Dow Chemical Co. (The)	6,040		96,640
E. I. du Pont de Nemours and Co.	12,405		346,100
Johnson & Johnson	12,603		659,893
K-V Pharmaceutical Co.-Class A	7,050	[1]	9,870
Mylan Inc.	16,595	[1]	219,884
Pfizer Inc.	41,922		560,078
Procter & Gamble Co. (The)	5,905		291,943
Schering-Plough Corp.	9,700		223,294
Teva Pharmaceutical Industries Ltd.	4,892		214,710

			3,364,210
COMMUNICATIONS (1.88%)
AT&T Inc.	5,895		151,030
Comcast Corp.-Class A	7,203		111,358
Sprint Nextel Corp.	12,175	[1]	53,083
Verizon Communications Inc.	9,615		291,719

			607,190
DEPOSITORY INSTITUTIONS (1.88%)
Bank of America Corp.	8,047		71,860
Bank of New York Mellon Corp. (The)	5,754		146,612
Citigroup Inc.	9,013		27,490
New York Community Bancorp, Inc.	19,030		215,229
PNC Financial Services Group, Inc. (The)	161		6,392
U.S. Bancorp	6,272		114,276
Wells Fargo & Co.	1,241		24,832

			606,691
ELECTRIC, GAS AND SANITARY SERVICES (4.79%)
Atmos Energy Corp.	12,783		315,868
Integrys Energy Group, Inc.	6,758		178,479
Pepco Holdings, Inc.	8,375		100,081
Pinnacle West Capital Corp.	11,400		312,132
Tortoise Energy Capital Corp.	26,490		446,621
Waste Management, Inc.	7,200		192,024

			1,545,205
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.63%)
Cisco Systems, Inc.	16,200	[1]	312,984
Energy Conversion Devices, Inc.	6,600	[1]	121,308
General Electric Co.	53,735		679,748
Helen of Troy Ltd.	6,813	[1]	108,667
Intel Corp.	17,200		271,416

			1,494,123
FABRICATED METAL PRODUCTS (0.53%)
Illinois Tool Works Inc.	5,175		169,740

FOOD AND KINDRED PRODUCTS (2.43%)
Coca-Cola Co. (The)	5,440		234,192
Diageo plc	2,800		133,980
Kraft Foods Inc.	5,737		134,246
PepsiCo, Inc.	5,615		279,402

			781,820

FORESTRY (0.88%)
Weyerhaeuser Co.	8,040		283,490

GENERAL MERCHANDISE STORES (1.89%)
Target Corp.	2,440		100,674
Wal-Mart Stores, Inc.	10,115		509,796

			610,470
HOLDING AND OTHER INVESTMENT OFFICES (0.70%)
H&Q Life Sciences Investors	10,368		84,292
iShares MSCI Japan Index	16,570		141,011

			225,303
INDUSTRIAL MACHINERY AND EQUIPMENT (2.72%)
3M Co.	3,055		175,968
Apple Inc.	1,800	[1]	226,494
EMC Corp.	14,400	[1]	180,432
Hewlett-Packard Co.	2,530		91,029
Ingersoll-Rand Co. Ltd.-Class A	9,341		203,354

			877,277
INSTRUMENTS AND RELATED PRODUCTS (0.80%)
Becton, Dickinson and Co.	3,137		189,726
Stryker Corp.	1,795		69,484

			259,210
INSURANCE AGENTS, BROKERS AND SERVICE (0.60%)
Arthur J. Gallagher & Co.	8,605		193,440

INSURANCE CARRIERS (2.76%)
Allstate Corp. (The)	3,635		84,805
EMC Insurance Group Inc.	20,429		462,921
Lincoln National Corp.	2,200		24,728
MetLife, Inc.	5,600		166,600
Old Republic International Corp.	13,400		125,558
Protective Life Corp.	2,890		24,767

			889,379
METAL MINING (3.69%)
Barrick Gold Corp.	29,624		862,058
Newmont Mining Corp.	8,100		325,944

			1,188,002
MOTION PICTURES (0.33%)
News Corp.	11,500		104,880

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.55%)
United Parcel Service, Inc.-Class B	3,405		178,218

NON-DEPOSITORY CREDIT INSTITUTIONS (0.04%)
SLM Corp.	2,565	[1]	12,389

OIL AND GAS EXTRACTION (5.44%)
Anadarko Petroleum Corp.	5,700		245,442
Apache Corp.	3,900		284,154
Baker Hughes Inc.	3,600		128,088
Devon Energy Corp.	3,100		160,735
Occidental Petroleum Corp.	11,030		620,879
Rowan Companies, Inc.	9,000		140,490
Weatherford International Ltd.	10,400	[1]	172,952

			1,752,740
PAPER AND ALLIED PRODUCTS (1.20%)
Kimberly-Clark Corp.	7,875		386,978

PERSONAL SERVICES (0.38%)
Cintas Corp.	4,725		121,243

PETROLEUM AND COAL PRODUCTS (2.05%)
ConocoPhillips	8,225		337,225
Exxon Mobil Corp.	3,300		220,011
Valero Energy Corp.	5,200		103,168

			660,404
PIPELINES (1.73%)
Kinder Morgan Management, LLC	13,633	[1]	556,772

RETAIL-DRUG AND PROPRIETARY STORES (0.73%)
Walgreen Co.	7,500		235,725

RETAIL - JEWELRY STORES (0.51%)
Tiffany & Co.	5,700		164,958

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.48%)
Tupperware Brands Corp.	6,200	155,186

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.94%)
Quest Diagnostics Inc.	5,900	302,847

TOBACCO PRODUCTS (0.45%)
Philip Morris International Inc.	4,050	146,610

TRANSPORTATION EQUIPMENT (2.66%)
Federal Signal Corp.	16,200	125,874
Genuine Parts Co.	5,300	179,988
Honeywell International Inc.	8,065	251,709
ITT Corp.	7,280	298,553

		856,124
WHOLESALE TRADE - NONDURABLE GOODS (0.54%)
Sysco Corp.	7,485	174,625

Total Common Stocks (Cost $25,485,685)		20,208,034

PUBLICLY TRADED PARTNERSHIPS (1.69%)
PIPELINES
Buckeye Partners, L.P.	4,900	188,454
Enbridge Energy Partners, L.P.	4,800	174,096
Magellan Midstream Partners, L.P.	5,500	183,700

Total Publicly Traded Partnerships (Cost $632,022)		546,250

	Principal Amount
MORTGAGE-BACKED SECURITIES (26.69%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,316,935
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,583,055
2003-71 Class AK, 5.00%, due 09/01/29	400,000	415,516
2003-116 Class JC, 5.00%, due 05/01/30	440,000	458,653
2004-22 Class BK, 3.47%, due 04/01/34	116,136	117,447
2004-26 Class GC, 5.00%, due 06/01/31	700,000	732,879
2004-76 Class VG, 5.00%, due 09/01/23	300,000	312,958
2004-89 Class KC, 4.00%, due 10/01/34	248,584	254,480
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,181,977
2004-109 Class WE, 5.00%, due 05/01/33	522,000	547,674
2005-44 Class KC, 5.00%, due 04/01/31	500,000	519,579
2006-38 Class OG, 5.00%, due 06/01/36	650,000	677,496
Pool # 2796, 7.00%, due 08/01/29	32,350	34,654
Pool # 3040, 7.00%, due 02/01/31	17,142	18,372
Pool # 3188, 6.50%, due 01/01/32	43,103	45,944
Pool # 3239, 6.50%, due 05/01/32	78,549	83,727
Pool # 3333, 5.50%, due 01/01/33	189,828	197,537
Pool # 3403, 5.50%, due 06/01/33	102,028	106,172

Total Mortgage-Backed Securities (Cost $8,086,893)		8,605,055

SHORT-TERM INVESTMENTS (8.80%)
UNITED STATES GOVERNMENT AGENCIES (4.38%)
Federal Home Loan Bank, due 05/12/09	300,000	299,991
Federal Home Loan Mortgage Corp., due 05/04/09	613,000	612,990
Federal Home Loan Mortgage Corp., due 05/18/09	500,000	499,983

Total United States Government Agencies (Cost $1,412,964)		1,412,964

	Shares Held
MONEY MARKET MUTUAL FUND (4.42%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,422,762)	1,422,762	1,422,762

Total Short-Term Investments (Cost $2,835,726)		2,835,726

Total Investments (Cost $37,040,326) (99.87%)		32,195,065

OTHER ASSETS LESS LIABILITIES (0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		41,579

Total Net Assets (100.00%)		$32,236,644

[1]	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,445,885
Unrealized Depreciation	(7,203,670)

Net Unrealized Appreciation (Depreciation)	(4,757,785)

Cost for federal income tax purposes	$36,952,850

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$22,177,046
Level 2	10,018,019
Level 3	-

Total	$32,195,065

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (97.91%)
COMMERCIAL PAPER (5.02%)
NON-DEPOSITORY CREDIT INSTITUTIONS (2.51%)
General Electric Capital Corp, due 05/11/09	0.380%	$100,000	$100,000

PETROLEUM AND COAL PRODUCTS (2.51%)
Chevron Corp., due 05/07/09	0.170	100,000	100,000

Total Commercial Paper (Cost $200,000)			200,000

UNITED STATES GOVERNMENT AGENCIES (92.89%)
Federal Home Loan Bank, due 05/01/09	0.254	100,000	100,000
Federal Home Loan Bank, due 05/05/09	0.254	100,000	99,997
Federal Home Loan Bank, due 05/22/09	0.101	100,000	99,994
Federal Home Loan Bank, due 05/27/09	0.152	100,000	99,989
Federal Home Loan Bank, due 05/28/09	0.243	100,000	99,982
Federal Home Loan Bank, due 05/29/09	0.152	100,000	99,988
Federal Home Loan Bank, due 06/01/09	0.294	100,000	99,975
Federal Home Loan Bank, due 06/03/09	0.081	100,000	99,993
Federal Home Loan Bank, due 06/12/09	0.223	100,000	99,974
Federal Home Loan Bank, due 06/24/09	0.152	100,000	99,978
Federal Home Loan Bank, due 07/08/09	0.172	100,000	99,968
Federal Home Loan Bank, due 07/10/09	0.142	100,000	99,973
Federal Home Loan Bank, due 07/14/09	0.152	100,000	99,969
Federal Home Loan Mortgage Corp., due 05/06/09	0.264	100,000	99,996
Federal Home Loan Mortgage Corp., due 05/08/09	0.071	100,000	99,999
Federal Home Loan Mortgage Corp., due 05/19/09	0.396	100,000	99,980
Federal Home Loan Mortgage Corp., due 05/26/09	0.254	100,000	99,983
Federal Home Loan Mortgage Corp., due 06/08/09	0.330	200,000	199,931
Federal Home Loan Mortgage Corp., due 06/09/09	0.203	100,000	99,978
Federal Home Loan Mortgage Corp., due 06/15/09	0.142	100,000	99,983
Federal Home Loan Mortgage Corp., due 06/17/09	0.183	100,000	99,977
Federal Home Loan Mortgage Corp., due 06/19/09	0.223	100,000	99,970
Federal Home Loan Mortgage Corp., due 06/23/09	0.132	100,000	99,981
Federal Home Loan Mortgage Corp., due 06/30/09	0.122	100,000	99,980
Federal Home Loan Mortgage Corp., due 07/06/09	0.122	100,000	99,978
Federal National Mortgage Assoc., due 05/04/09	0.254	100,000	99,998
Federal National Mortgage Assoc., due 05/06/09	0.345	100,000	99,995
Federal National Mortgage Assoc., due 05/15/09	0.345	100,000	99,987
Federal National Mortgage Assoc., due 05/18/09	0.355	100,000	99,983
Federal National Mortgage Assoc., due 05/20/09	0.345	100,000	99,982
Federal National Mortgage Assoc., due 05/26/09	0.254	200,000	199,965
Federal National Mortgage Assoc., due 07/01/09	0.223	100,000	99,963
Federal National Mortgage Assoc., due 07/02/09	0.132	100,000	99,978
Federal National Mortgage Assoc., due 07/13/09	0.152	100,000	99,969
Federal National Mortgage Assoc., due 07/15/09	0.152	100,000	99,969

Total United States Government Agencies (Cost $3,699,305)			3,699,305

Total Short Term Investments (Cost $3,899,305)			3,899,305

OTHER ASSETS LESS LIABILITIES (2.09%)
Cash, receivables, prepaid insurance and other assets, less liabilities			83,245

Total Net Assets (100.00%)			$3,982,550

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$-
Level 2	3,899,305
Level 3	-

Total	$3,899,305

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

APRIL 30, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (94.76%)
BUSINESS SERVICES (5.01%)
Microsoft Corp.	58,078		$1,176,660
Oracle Corp.	32,792		634,197

			1,810,857
CHEMICALS AND ALLIED PRODUCTS (17.37%)
Abbott Laboratories	15,633		654,241
Amgen Inc.	11,272	[1]	546,354
Bristol-Myers Squibb Co.	24,299		466,541
Colgate-Palmolive Co.	4,380		258,420
Dow Chemical Co. (The)	6,653		106,448
E. I. du Pont de Nemours and Co.	9,953		277,689
Eli Lilly and Co.	11,462		377,329
Johnson & Johnson	27,191		1,423,721
Merck & Co., Inc.	19,480		472,195
Pfizer Inc.	26,585		355,176
Procter & Gamble Co. (The)	27,221		1,345,806

			6,283,920
COMMUNICATIONS (5.33%)
AT&T Inc.	24,336		623,488
CBS Corp.-Class B	7,635		53,750
Comcast Corp.-Class A	20,878		322,774
Time Warner Cable Inc.	2,420		77,997
Verizon Communications Inc.	23,164		702,796
Viacom Inc.-Class B	7,635	[1]	146,897

			1,927,702
DEPOSITORY INSTITUTIONS (5.11%)
Bank of America Corp.	28,262		252,380
Citigroup Inc.	27,308		83,289
JPMorgan Chase & Co.	28,955		955,515
Wells Fargo & Co.	27,901		558,299

			1,849,483
EATING AND DRINKING PLACES (4.00%)
McDonald’s Corp.	27,182		1,448,529

ELECTRIC, GAS AND SANITARY SERVICES (3.01%)
Exelon Corp.	15,218		702,006
Southern Co. (The)	13,404		387,107

			1,089,113
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.32%)
Cisco Systems, Inc.	35,837	[1]	692,371
General Electric Co.	51,694		653,929
Intel Corp.	36,186		571,015
Motorola, Inc.	22,925		126,775
Texas Instruments Inc.	13,518		244,135

			2,288,225
FOOD AND KINDRED PRODUCTS (4.76%)
Coca-Cola Co. (The)	19,684		847,396
Kraft Foods Inc.	16,974		397,192
PepsiCo, Inc.	9,602		477,796

			1,722,384
FORESTRY (0.39%)
Weyerhaeuser Co.	3,951		139,312

GENERAL MERCHANDISE STORES (4.55%)
Target Corp.	7,360		303,674
Wal-Mart Stores, Inc.	26,649		1,343,110

			1,646,784
INDUSTRIAL MACHINERY AND EQUIPMENT (10.35%)
3M Co.	10,955		631,008
Applied Materials, Inc.	15,140		184,859
Caterpillar Inc.	17,684		629,197
Dell Inc.	20,103	[1]	233,597
EMC Corp.	23,960	[1]	300,219
Hewlett-Packard Co.	22,743		818,293
International Business Machines Corp.	9,177		947,158

			3,744,331
MOTION PICTURES (1.96%)
Time Warner Inc.	9,642		210,485
Walt Disney Co. (The)	22,797		499,254

			709,739
NON-DEPOSITORY CREDIT INSTITUTIONS (2.35%)
American Express Co.	33,683		849,485

PETROLEUM AND COAL PRODUCTS (12.42%)
Chevron Corp.	24,393		1,612,377
Exxon Mobil Corp.	43,203		2,880,344

			4,492,721
PRIMARY METAL INDUSTRIES (0.48%)
Alcoa Inc.	19,124		173,455

SECURITY AND COMMODITY BROKERS (0.49%)
Amerprise Financial, Inc.	6,733		177,415

TOBACCO PRODUCTS (3.56%)
Altria Group, Inc.	24,528		400,542
Philip Morris International Inc.	24,528		887,914

			1,288,456
TRANSPORTATION EQUIPMENT (7.30%)
Boeing Co. (The)	16,981		680,089
General Motors Corp.	10,329		19,832
Honeywell International Inc.	22,597		705,252
United Technologies Corp.	25,310		1,236,140

			2,641,313

Total Common Stocks (Cost $31,942,496)			34,283,224

SHORT-TERM INVESTMENTS (5.17%)
MONEY MARKET MUTUAL FUND (2.68%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $970,572)	970,572		970,572

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (2.49%)
Federal Home Loan Bank, due 05/05/09	$400,000		399,991
Federal Home Loan Bank, due 05/22/09	500,000		499,971

Total United States Government Agencies (Cost $899,962)			899,962

Total Short-Term Investments (Cost $1,870,534)			1,870,534

Total Investments (Cost $33,813,030) (99.93%)			36,153,758

OTHER ASSETS LESS LIABILITIES (0.07%)
Cash, receivables, prepaid expense and other assets, less liabilities	24,042

Total Net Assets (100.00%)	$36,177,800

[1]	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$11,115,472
Unrealized Depreciation	(8,774,744)

Net Unrealized Appreciation (Depreciation)	2,340,728

Cost for federal income tax purposes	$33,813,030

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Investment in Securities
Level 1	$35,253,796
Level 2	899,962
Level 3	-

Total	$36,153,758

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date:	6/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date:	6/22/2009

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	6/25/2009